	NICHOLAS LIMITED EDITION, INC.
	SCHEDULE OF INVESTMENTS (UNAUDITED)
AS OF MARCH 31, 2021

SHARES OR
PRINCIPAL
AMOUNT		VALUE
------------		------------
COMMON STOCKS - 95.27%
	Consumer Discretionary - Automobiles &
	Components - 2.90%
82,000	Dorman Products, Inc. *	$ 8,416,480
85,000	Patrick Industries, Inc.	7,225,000
		------------
		15,641,480
		------------
	Consumer Discretionary - Durables &
	Apparel - 1.54%
195,000	La-Z-Boy Incorporated	8,283,600
		------------
	Consumer Discretionary - Retailing - 2.88%
68,500	Murphy USA Inc. *	9,902,360
65,000	Ollie's Bargain Outlet Holdings, Inc. *	5,655,000
		------------
		15,557,360
		------------
	Consumer Discretionary - Services - 2.56%
190,000	Carriage Services, Inc.	6,686,100
352,500	Wendy's Company (The)	7,141,650
		------------
		13,827,750
		------------
	Consumer Staples - Food & Staples
	Retailing - 2.74%
170,000	Grocery Outlet Holding Corp. *	6,271,300
88,000	PriceSmart, Inc.	8,514,000
		------------
		14,785,300
		------------
	Consumer Staples - Food, Beverage &
	Tobacco - 1.53%
300,000	Nomad Foods Limited *	8,238,000
		------------
	Financials - Banks - 1.17%
111,000	Glacier Bancorp, Inc.	6,335,880
		------------
	Financials - Diversified - 3.17%
116,500	Cohen & Steers, Inc.	7,610,945
42,300	Morningstar, Inc.	9,519,192
		------------
		17,130,137
		------------

	Financials - Insurance - 1.44%
170,000	Brown & Brown, Inc.	7,770,700
		------------
	Health Care - Equipment & Services - 10.48%
88,840	AtriCure, Inc. *	5,820,797
255,000	Covetrus, Inc. *	7,642,350
107,500	InMode Ltd. *	7,779,775
122,500	NuVasive, Inc. *	8,031,100
75,000	Omnicell, Inc. *	9,740,250
164,535	Tactile Systems Technology, Inc. *	8,965,512
222,246	Vocera Communications, Inc. *	8,547,581
		------------
		56,527,365
		------------
	Health Care - Pharmaceuticals,
	Biotechnology & Life Sciences - 7.95%
27,000	Bio-Techne Corporation	10,312,110
49,000	ICON plc *	9,622,130
105,000	Pacira BioSciences, Inc. *	7,359,450
160,000	Prestige Consumer Healthcare Inc. *	7,052,800
112,500	Syneos Health, Inc. *	8,533,125
		------------
		42,879,615
		------------
	Industrials - Capital Goods - 8.28%
137,500	A.O. Smith Corporation	9,296,375
185,000	Beacon Roofing Supply, Inc. *	9,679,200
205,653	Builders FirstSource, Inc. *	9,536,130
268,918	Construction Partners, Inc. - Class A *	8,035,270
115,000	Mercury Systems, Inc. *	8,124,750
		------------
		44,671,725
		------------
	Industrials - Commercial &
	Professional Services - 7.64%
100,000	Exponent, Inc.	9,745,000
160,000	IAA, Inc. *	8,822,400
88,000	ICF International, Inc.	7,691,200
375,000	KAR Auction Services, Inc.	5,625,000
160,000	Ritchie Bros. Auctioneers Incorporated	9,368,000
		------------
		41,251,600
		------------
	Industrials - Transportation - 2.85%
164,000	Knight-Swift Transportation Holdings Inc.	7,886,760
440,649	Marten Transport, Ltd.	7,477,814
		------------
		15,364,574
		------------
	Information Technology - Hardware &
	Equipment - 1.66%
90,000	ePlus inc. *	8,967,600
		------------
	Information Technology - Semiconductors &

	Semiconductor Equipment - 5.89%
200,000	Lattice Semiconductor Corporation *	9,004,000
104,430	Onto Innovation Inc. *	6,862,095
110,280	Power Integrations, Inc.	8,985,614
100,100	Semtech Corporation *	6,906,900
		------------
		31,758,609
		------------
	Information Technology - Software &
	Services - 22.46%
56,465	BlackLine, Inc. *	6,120,806
36,750	CyberArk Software Ltd. *	4,753,245
179,000	Descartes Systems Group Inc. (The) *	10,902,890
213,210	EVERTEC, Inc.	7,935,676
102,500	ExlService Holdings, Inc. *	9,241,400
305,000	i3 Verticals, Inc. - Class A *	9,493,125
149,800	Mimecast Limited *	6,023,458
205,360	Model N, Inc. *	7,234,833
35,500	Paylocity Holding Corporation *	6,383,965
78,000	Q2 Holdings, Inc. *	7,815,600
69,500	Qualys, Inc. *	7,282,210
130,000	Rapid7, Inc. *	9,699,300
345,000	Repay Holdings Corporation *	8,100,600
97,500	SailPoint Technologies Holdings, Inc. *	4,937,400
150,000	Tenable Holdings, Inc. *	5,427,750
135,900	WNS (Holdings) Limited *	9,844,596
		------------
		121,196,854
		------------
	Materials - 3.72%
59,500	AptarGroup, Inc.	8,429,365
281,000	GCP Applied Technologies Inc. *	6,895,740
95,292	UFP Technologies, Inc. *	4,747,447
		------------
		20,072,552
		------------
	Other - 1.77%
60,000	iShares Russell 2000 Value ETF	9,568,200
		------------
	Real Estate - 2.64%
154,933	Community Healthcare Trust Incorporated	7,145,510
154,200	NexPoint Residential Trust, Inc.	7,107,078
		------------
		14,252,588
		------------
	TOTAL COMMON STOCKS
	(cost $295,106,827)	514,081,489
		------------
SHORT-TERM INVESTMENTS - 4.86%
	U.S. Government Securities - 4.45%
$5,000,000	U.S. Treasury Bill 04/15/2021, 0.051%	4,999,903
5,000,000	U.S. Treasury Bill 05/06/2021, 0.051%	4,999,757
4,000,000	U.S. Treasury Bill 05/27/2021, 0.041%	3,999,751
5,000,000	U.S. Treasury Bill 06/03/2021, 0.015%	4,999,869

5,000,000	U.S. Treasury Bill 08/26/2021, 0.025%	4,999,489
		------------
		23,998,769
		------------
	Money Market Fund - 0.41%
2,193,230	Morgan Stanley Liquidity Funds Government
	Portfolio (Institutional Class),
	7-day net yield 0.026%	2,193,230
		------------
	TOTAL SHORT-TERM INVESTMENTS
	(cost $26,191,999)	26,191,999
		------------
	TOTAL INVESTMENTS
	(cost $321,298,826) - 100.13%	540,273,488
		------------
	LIABILITIES, NET OF OTHER ASSETS - (0.13)%	(690,718)
		------------
	TOTAL NET ASSETS
	(basis of percentages
	disclosed above) - 100%	$539,582,770
		------------
		------------

* Non-income producing.

As of March 31, 2021, investment cost for federal tax purposes was $321,168,024 and the tax basis components of unrealized appreciation/depreciation were as follows:

Unrealized appreciation	$223,635,777
Unrealized depreciation	(4,530,313)
------------
Net unrealized appreciation	$219,105,464
------------
------------

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund's investments relating to Accounting Standards Codification 820-10.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

     Level 1 - quoted prices in active markets for identical investments

        Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

    Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2021 in valuing the Fund’s investments carried at value:

Investments
Valuation Inputs	in Securities
----------------	-------------
Level 1 -
Common Stocks(1)	$$514,081,489
Money Market Fund	2,193,230
Level 2 -
U.S. Government Securities	23,998,769
Level 3 -
None	--
------------
Total	$$540,273,488
------------
------------

(1) See Schedule above for further detail by industry.